Average Annual Total Returns - High Yield Bond Portfolio	High Yield Bond Portfolio 1 Yr	High Yield Bond Portfolio 5 Yr	High Yield Bond Portfolio 10 Yr	Bloomberg Barclays® U.S. Corporate High Yield 2% Issuer Capped Index(reflects no deduction for fees, expenses or taxes) 1 Yr	Bloomberg Barclays® U.S. Corporate High Yield 2% Issuer Capped Index(reflects no deduction for fees, expenses or taxes) 5 Yr	Bloomberg Barclays® U.S. Corporate High Yield 2% Issuer Capped Index(reflects no deduction for fees, expenses or taxes) 10 Yr	Lipper® Variable Insurance Products (VIP) High Yield Funds Average(reflects deductions for fees and expenses) 1 Yr	Lipper® Variable Insurance Products (VIP) High Yield Funds Average(reflects deductions for fees and expenses) 5 Yr	Lipper® Variable Insurance Products (VIP) High Yield Funds Average(reflects deductions for fees and expenses) 10 Yr
Total	6.64%	7.88%	6.28%	7.05%	8.57%	6.79%	4.99%	6.88%	5.78%